Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description

On July 3, 2012, Albany International Corp. (the "Company") filed a current report on Form 8-K reporting the completed sale of the Company's global Primaloft® Products business to PrimaLoft, Inc. on June 29. The Company will account for the sale of this business as a Discontinued Operation in its future quarterly and annual reports.

Basis of presentation:

The unaudited pro forma financial information required pursuant to Item 9.01(b) and Article 11 of Regulation S-X as the result of such sale is reflected in the financial information set forth in columns described as "Reclassify Primaloft to Discontinued Operations" in the Exhibits filed with this Form 8-K. The financial information in these Exhibits reflects not only the effect of the completed transaction, but also the effects of a change in segment reporting and the sale of the Company's Albany Door Systems business, both as previously reported.

During the periods presented, the Primaloft® Products business was as an operating segment within the Company. As such, the Company did not maintain separate, stand-alone financial statements for that business. Accordingly, the financial information of the Primaloft® Products business has been prepared from the historical accounting records of the Company and does not purport to reflect a balance sheet and income statement that would have resulted in the Primaloft® Products had been operated as a separate stand-alone company. The unaudited pro forma financial statements should be read together with the Company's Annual Report on Form 10-K for the year ended December 31, 2011 and its quarterly report for the three months ended March 31, 2012.

Effective with the first quarter of 2012, we merged our Paper Machine Clothing (PMC) and Engineered Fabrics (EF) business segments. The combined segment is called Machine Clothing (MC). The change was made to better align financial reporting with our organizational structure. In the fourth quarter of 2011, we announced the sale of our Albany Door Systems business (ADS) and, beginning with the fourth quarter of 2011, we presented the results of that business as a discontinued operation. The attached schedules also reflect the reclassification of amounts previously reported in the Income Statement as Earnings from Associated Companies into Other income/expense.

Document Period End Date	Jun. 29, 2012
Entity Registrant Name	ALBANY INTERNATIONAL CORP /DE/
Entity Central Index Key	0000819793